Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Segments	The major product groups of each reportable operating segment are as follows:

Segment	Product Group
Titanium Dioxide	titanium dioxide
Performance Additives	functional additives, color pigments, and timber treatment

Schedule of Segments, Revenues and Adjusted EBITDA	The revenues and adjusted EBITDA for each of the two reportable operating segments are as follows:

	Year ended December 31,
	2021	2020	2019
Revenues:
Titanium Dioxide	$1,665	$1,431	$1,614
Performance Additives	547	507	516
Total	$2,212	$1,938	$2,130
Adjusted EBITDA(1):
Titanium Dioxide	$165	$127	$197
Performance Additives	65	55	47
	230	182	244
Corporate and other	(50)	(46)	(50)
Total	$180	$136	$194
Reconciliation of adjusted EBITDA to net loss:
Interest expense	(71)	(64)	(53)
Interest income	12	12	12
Income tax benefit (expense)	31	(12)	(150)
Depreciation and amortization	(119)	(114)	(110)
Net income attributable to noncontrolling interests	3	7	5
Other adjustments:
Business acquisition and integration (expense) credits	(1)	(1)	1
Separation gain (expense), net	(3)	10	3
(Loss) gain on disposition of businesses/assets	(9)	5	(1)
Certain legal expenses/ settlements	(5)	(6)	(4)
Amortization of pension and postretirement actuarial losses	(11)	(13)	(14)
Net plant incident costs, net	(13)	(7)	(20)
Restructuring, impairment and plant closing and transition costs	(68)	(58)	(33)
Net loss	$(74)	$(105)	$(170)
Depreciation and Amortization:
Titanium Dioxide	$89	$85	$79
Performance Additives	29	26	27
Corporate and other	1	3	4
Total	$119	$114	$110

	Year ended December 31,
	2021	2020	2019
Capital Expenditures:
Titanium Dioxide	$61	$60	$133
Performance Additives	12	9	18
Corporate and other	—	—	1
Total	$73	$69	$152
Total Assets:
Titanium Dioxide	$1,614	$1,559
Performance Additives	481	475
Corporate and other	269	323
Total	$2,364	$2,357

(1)Our management uses adjusted EBITDA to assess financial performance. Adjusted EBITDA is defined as net income/loss before interest income/expense, net, income tax expense/benefit, depreciation and amortization, and net income attributable to noncontrolling interests, as well as eliminating the following adjustments: (a) business acquisition and integration expense/credits; (b) separation gain/expense, net; (c) loss/gain on disposition of businesses/assets; (d) certain legal expenses/settlements; (e) amortization of pension and postretirement actuarial losses/gains; (f) net plant incident costs/credits; and (g) restructuring, impairment, and plant closing and transition costs/credits. We believe that net income is the performance measure calculated and presented in accordance with GAAP that is most directly comparable to adjusted EBITDA.

Schedule of Revenues and Long-lived Assets by Geographical Area

	Year ended December 31,
By Geographic Area	2021	2020	2019
Revenues(1):
United States	$511	$476	$500
Germany	227	214	234
United Kingdom	117	105	110
China	108	103	126
Italy	129	101	111
Spain	92	76	92
France	83	76	78
India	76	54	62
Other nations	869	733	817
Total	$2,212	$1,938	$2,130
Long Lived Assets:
Germany	$242	$268
United Kingdom	174	182
Italy	147	166
United States	91	97
Malaysia	79	89
Other nations	115	145
Total	$848	$947

(1)Geographic information for revenues is based upon countries into which product is sold.